Organization and Principal Actitivies (Details)				6 Months Ended
	Oct. 05, 2023 shares	May 19, 2022 shares	Feb. 22, 2021 $ / shares shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 ¥ / shares shares	Mar. 31, 2023 $ / shares shares	Oct. 20, 2017 shares	Jul. 04, 2017 $ / shares shares	May 08, 2017	Jun. 09, 2005
Organization and Principal Actitivies [Abstract]
Issuance of common stocks				727,851	727,851	457,365	9,700,000
Common stock par value | $ / shares				$ 2		$ 2
Common stocks, reverse stock split	5,150	5,150	5,150
Stock issued during period, shares, stock splits	4,850		4,850
Common Stock [Member]
Organization and Principal Actitivies [Abstract]
Common stock par value | $ / shares				$ 0.001
Stock issued during period, shares, stock splits			4,850
British Virgin Island [Member]
Organization and Principal Actitivies [Abstract]
Issuance of common stocks								10,300,000
Common stock par value | $ / shares								$ 0.001
Taizhou Suxuantang [Member]
Organization and Principal Actitivies [Abstract]
Issuance of common stocks							10,300,000
Percentage of hold shares								100.00%
Exclusive Business Cooperation Agreement [Member]
Organization and Principal Actitivies [Abstract]
Agreement description				The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by WFOE with 30-day prior notice. Taizhou Suxuantang does not have the right to terminate the agreement unilaterally. WFOE may unilaterally extend the term of this agreement with prior written notice.
Share Pledge Agreement [Member]
Organization and Principal Actitivies [Abstract]
Percentage of hold shares				100.00%	100.00%
Individual [Member]
Organization and Principal Actitivies [Abstract]
Common stock par value | $ / shares			$ 0.001
BVI [Member]
Organization and Principal Actitivies [Abstract]
Percentage of ownership								100.00%
Jianping Zhou [Member]
Organization and Principal Actitivies [Abstract]
Percentage of ownership									83.00%	83.00%
Xiufang Yuan [Member]
Organization and Principal Actitivies [Abstract]
Percentage of ownership									11.50%	11.50%
Jianbin Zhou [Member]
Organization and Principal Actitivies [Abstract]
Percentage of ownership									5.50%	5.50%
Taizhou Suxuantang [Member]
Organization and Principal Actitivies [Abstract]
Exercise price | ¥ / shares					¥ 10